Stock-Based Compensation Plans (Tables)	6 Months Ended
Jul. 31, 2022
Stock-Based Compensation Plans
Schedule of estimated stock-based compensation expense recognized in condensed consolidated statement of operations

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2022	2021	2022	2021

Cost of revenues	254	199	449	343
Sales and marketing	675	918	1,160	1,279
Research and development	490	388	857	668
General and administrative	2,317	1,510	4,057	2,877
Effect on net income	3,736	3,015	6,523	5,167

Schedule of weighted-average assumptions

	Six Months Ended
	July 31,	July 31,
	2022	2021
Expected dividend yield (%)	—	—
Expected volatility (%)	29.2	27.8
Risk-free rate (%)	2.4	0.7
Expected option life (years)	5	5

Schedule of stock option activity

			Weighted-
	Number of	Weighted-	Average	Aggregate
	Stock	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life (years)	(in millions)
Balance at January 31, 2022	1,319,279	$42.35	4.4	$41.5
Granted	354,699	$62.57
Exercised	(32,337)	$26.51
Forfeited	(13,663)	$53.06
Balance at July 31, 2022	1,627,978	$46.34	4.6	$37.4

Vested or expected to vest at July 31, 2022	1,627,978	$46.34	4.6	$37.4

Exercisable at July 31, 2022	827,223	$36.69	3.5	$26.9

Summary of performance share units activity

		Weighted-	Weighted-
		Average	Average	Aggregate
	Number of	Granted	Remaining	Intrinsic
	PSUs	Date Fair	Contractual	Value
	Outstanding	Value	Life (years)	(in millions)
Balance at January 31, 2022	777,538	$35.76	4.8	$57.4
Granted	97,991	$66.58
Performance units issued	39,704	$55.68
Balance at July 31, 2022	915,233	$39.36	5.0	$63.4

Vested or expected to vest at July 31, 2022	915,233	$39.36	5.0	$63.4

Exercisable at July 31, 2022	654,467	$27.43	3.6	$45.3

Summary of restricted share units activity

		Weighted-	Weighted-
		Average	Average	Aggregate
	Number of	Granted	Remaining	Intrinsic
	RSUs	Date Fair	Contractual	Value
	Outstanding	Value	Life (years)	(in millions)
Balance at January 31, 2022	410,980	$29.17	5.0	$30.3
Granted	63,651	$63.05
Balance at July 31, 2022	474,631	$33.24	5.1	$32.9

Vested or expected to vest at July 31, 2022	474,631	$33.24	5.1	$32.9

Exercisable at July 31, 2022	355,675	$24.17	3.9	$24.6

Summary cash settled restricted share unit plan activity

		Weighted-
		Average
	Number of	Remaining
	CRSUs	Contractual
	Outstanding	Life (years)
Balance at January 31, 2022	24,428	1.4
Granted	7,948
Vested and settled in cash	(9,463)
Forfeited	(74)
Balance at July 31, 2022	22,839	1.6

Non-vested at July 31, 2022	22,839	1.6